Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2025
Accounts payable and accrued liabilities
Accounts payable and accrued liabilities
14.	Accounts payable and accrued liabilities

	2025	2024
	$	$
Trade payables	3,040	14,842
Other payables	4,138	3,705
Income taxes payable	468	—
Accrued liabilities	22,948	7,747
	30,594	26,294